Reserve for Share-Based Payments (Tables)	6 Months Ended
Dec. 31, 2024
Reserve For Share-based Payments
The following summarizes the stock option activity for the six months ended December 31, 2024 and 2023:

The following summarizes the stock option activity for the six months ended December 31, 2024 and 2023:

	2024		2023
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	#	$	#	$
Outstanding, beginning of period	807,771	3.96	1,462,407	7.53
Granted	—	—	250,000	USD 2.25
Cancelled	—	—	(228,489)	USD 7.50
Cancelled	—	—	(50,000)	USD 2.50
Outstanding, end of period	807,771	4.14	1,433,918	6.50
Exercisable, end of period	682,771	4.30	1,183,918	7.24

The following table summarizes information of stock options outstanding and exercisable as at December 31, 2024

The following table summarizes information of stock options outstanding and exercisable as at December 31, 2024:

				Weighted average
	Number of options	Number of options		remaining
Date of Expiry	outstanding	exercisable	Exercise price	contractual life
	#	#	$	Years
July 17, 2026	250,000	125,000	USD 2.25	1.55
November 18, 2026	97,771	97,771	USD 7.50	1.88
January 30, 2028	300,000	300,000	USD 2.50	3.08
May 24, 2029	160,000	160,000	2.50	4.40
	807,771	682,771	4.14	2.72